Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000012146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Balanced Portfolio
C000012149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
C000012150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
C000012151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio
C000012153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Capital Growth Portfolio
C000012154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Diversified Value Portfolio
C000012155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Equity Income Portfolio
C000012157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - Growth Portfolio
C000012158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - High Yield Bond Portfolio
C000012159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vanguard Variable Insurance Funds - International Portfolio
Without Sales Load [Member] | C000012146
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%	8.18%	8.37%
Without Sales Load [Member] | C000012149
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	1.97%	2.24%
Without Sales Load [Member] | C000012150
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%	6.96%	8.66%
Without Sales Load [Member] | C000012151
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	(0.39%)	1.25%
Without Sales Load [Member] | C000012153
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%	11.86%	12.37%
Without Sales Load [Member] | C000012154
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%	12.24%	9.76%
Without Sales Load [Member] | C000012155
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	9.85%	9.89%
Without Sales Load [Member] | C000012157
Average Annual Return [Line Items]
Average Annual Return, Percent	33.14%	15.96%	14.67%
Without Sales Load [Member] | C000012158
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%	3.37%	4.53%
Without Sales Load [Member] | C000012159
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	6.27%	8.40%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
NACC2 Index: MSCI All Country World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Average Annual Return, Percent	5.53%	4.10%	4.80%
NACC2 Index: Variable Insurance Balanced Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Insurance Balanced Composite Index
Average Annual Return, Percent	16.35%	9.48%	9.29%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent	4.72%	1.85%	2.28%
NACC2 Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	13.90%	8.08%	9.45%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
NACC2 Index: FTSE High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Average Annual Return, Percent	17.65%	9.79%	9.83%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
NACC2 Index: High-Yield Corporate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Average Annual Return, Percent	6.59%	3.76%	4.79%
NACC2 Index: Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	8.19%	4.21%	5.17%